Related Party Transactions - Related Account Balances of Significant Transactions Between the Company, Excluding the Controlling Company, and Related Parties (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
	Jan. 01, 2019	Dec. 31, 2018
Company, excluding the controlling company [member]
Disclosure of transactions between related parties [line items]
Bad-debt allowance for receivables	₩ 132,554	₩ 102,694